Investment Objectives and Goals - Wedbush LAFFER|TENGLER New Era Value ETF	Jul. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Wedbush LAFFER
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Wedbush LAFFER|TENGLER New Era Value ETF (the “Fund”) seeks income and long-term capital appreciation.